Employee Benefits - Summary of Net Gratuity Cost Recognized in Net Profit in Statement of Comprehensive Income (Details) - Gratuity and Pensions - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Defined Benefit Plans [Line Items]
Service cost	$ 29	$ 28	$ 25
Net interest on the net defined benefit liability / asset	(1)	(1)	(1)
Net gratuity cost	$ 28	$ 27	$ 24